Reconciliation of Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Reconciliation of Estimated Income Taxes to Income Tax Expense as Reported [Line Items]
Income before income tax expense	₨ 439,826.5	$ 6,013.6	₨ 365,844.0	₨ 339,959.0
Statutory income tax rate	25.17%	25.17%	25.17%	34.94%
Expected income tax expense	₨ 110,695.5	$ 1,513.5	₨ 92,075.6	₨ 118,795.3
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund	0.0	0.0	(4.9)	(343.0)
Stock based compensation	2,668.7	36.5	1,881.6	1,867.2
Income exempt from taxes	(62.3)	(0.9)	(744.2)	(1,422.8)
Effect of change in statutory income tax rate	0.0	0.0	11,213.2	0.0
Others, net	518.2	7.1	1,058.7	496.8
Income tax expense	₨ 113,820.1	$ 1,556.2	₨ 105,480.0	₨ 119,393.5